Leases	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Jun. 30, 2020
Leases [Abstract]
Leases

The Company recognizes all long-term leases on its balance sheet as a liability for its lease obligation, measured at the present value of lease payments not yet paid, and a corresponding asset representing its right to use the underlying asset over the lease term.

The Company leases certain properties consisting principally of a facility in Bohemia, New York (headquarters) through January 2025, a facility in Pittsburgh, Pennsylvania for its Bioprocessing Systems Operations through May 2023, and a sales and administration office in Orangeburg, New York for the Torbal Division of its Benchtop Laboratory Equipment Operations through October 2022. The Company had a lease for its Catalyst Research Instruments Operations which terminated in November 2020 and the facility was shut down at the end of December 2020 following the sale of that business segment on November 30, 2020. There are no renewal options with any of the leases, no residual values or significant restrictions or covenants other than those customary in such arrangements, and no non-cash activities. Any rent escalations incorporated within the leases are included in the calculation of the future minimum lease payments, as further described below. All of the Company’s leases are deemed operating leases.

The Company determines whether an agreement contains a lease at inception based on the Company’s right to obtain substantially all of the economic benefits from the use of the identified asset and its right to direct the use of the identified asset. Lease liabilities represent the present value of future lease payments and the Right-Of-Use (“ROU”) assets represent the Company’s right to use the underlying assets for the respective lease terms. ROU assets and lease liabilities are recognized at the lease commencement date based on the present value of the lease payments over the lease term. The ROU asset is further adjusted to account for previously recorded lease expenses such as deferred rent and other lease liabilities. As the Company’s leases do not provide an implicit rate, the Company used its incremental borrowing rate of 5.0% as the discount rate to calculate the present value of future lease payments, which was the interest rate that its bank would charge for a similar loan.

The Company elected not to recognize a ROU asset and a lease liability for leases with an initial term of twelve months or less. In addition to minimum lease payments, certain leases require payment of a proportionate share of real estate taxes and certain building operating expenses or payments based on an excess of a specified base. These variable lease costs are not included in the measurement of the ROU asset or lease liability due to unpredictability of the payment amount and are recorded as lease expenses in the period incurred. The Company’s lease agreements do not contain residual value guarantees.

The Company elected available practical expedients for existing or expired contracts of lessees whereby the Company is not required to reassess whether such contracts contain leases, the lease classification or the initial direct costs. The Company is not utilizing the practical expedient which allows the use of hindsight by lessees and lessors in determining the lease term and in assessing impairment of its ROU assets. The Company utilized the transition method allowing entities to only apply the new lease standard in the year of adoption.

As of March 31, 2021, the weighted-average remaining lease term for operating lease liabilities was approximately 2.7 years and the weighted-average discount rate was 5.0%. Total cash payments under these leases were $64,000 and $218,700 for the three- and nine- month periods ended March 31, 2021 of which $59,900 and $211,100, respectively, were recorded as lease expense.

The Company’s approximate future minimum rental payments under all leases existing at March 31, 2021 through February 2025 are as follows:

Fiscal year ending June 30,	Amount
Remainder of 2021	$64,000
2022	260,300
2023	245,300
2024	195,900
2025	91,600
Total future minimum payments	$857,100
Less: Imputed interest	71,500

Total Present Value of Operating Lease Liabilities	$785,600

On July 1, 2019, the Company adopted the new accounting pronouncement as it relates to its leases which requires a lessee to recognize all long-term leases on its balance sheet as a liability for its lease obligation, measured at the present value of lease payments not yet paid, and a corresponding asset representing its right to use the underlying asset over the lease term and expands disclosure of key information about leasing arrangements.

The Company leases certain properties consisting principally of a facility in Bohemia, New York (headquarters) through January 2025, a facility in Pittsburgh, Pennsylvania for its Catalyst Research Instrument Operations through November 2020 and on a month to month thereafter, and another facility in Pittsburgh, Pennsylvania for its Bioprocessing Systems Operations through May 2021. In addition, the Company had a lease for its Torbal Division of the Benchtop Laboratory Equipment Operations which was mutually terminated early effective as of October 31, 2019 and a new lease for a similar sales and administration office in Orangeburg, New York was entered into as of November 1, 2019 through October 2022. There are no renewal options with any of the leases, no residual values or significant restrictions or covenants other than those customary in such arrangements, and no non-cash activities, and any rent escalations incorporated within the leases are included in the calculation of the future minimum lease payments, as further described below. All of the Company’s leases are deemed operating leases.

The Company determines whether an agreement contains a lease at inception based on the Company’s right to obtain substantially all of the economic benefits from the use of the identified asset and its right to direct the use of the identified asset. Lease liabilities represent the present value of future lease payments and the Right-Of-Use (“ROU”) assets represent the Company’s right to use the underlying assets for the respective lease terms. ROU assets and lease liabilities are recognized at the lease commencement date based on the present value of the lease payments over the lease term. The ROU asset is further adjusted to account for previously recorded lease expenses such as deferred rent and other lease liabilities. As the Company’s leases do not provide an implicit rate, the Company used its incremental borrowing rate of 5.0% as the discount rate to calculate the present value of future lease payments, which was the interest rate that its bank would charge for a similar loan.

The Company elected not to recognize a ROU asset and a lease liability for leases with an initial term of twelve months or less. In addition to minimum lease payments, certain leases require payment of a proportionate share of real estate taxes and certain building operating expenses or payments based on an excess of a specified base. These variable lease costs are not included in the measurement of the ROU asset or lease liability due to unpredictability of the payment amount and are recorded as lease expenses in the period incurred. The Company’s lease agreements do not contain residual value guarantees.

The Company elected available practical expedients for existing or expired contracts of lessees wherein the Company is not required to reassess whether such contracts contain leases, the lease classification or the initial direct costs. The Company is not utilizing the practical expedient which allows the use of hindsight by lessees and lessors in determining the lease term and in assessing impairment of its ROU assets. The Company utilized the transition method allowing entities to only apply the new lease standard in the year of adoption.

As of June 30, 2020, the weighted-average remaining lease term for operating lease liabilities was approximately 3.85 years and the weighted-average discount rate was 5.0%. Total cash payments under these leases were $295,700 for the year ended June 30, 2020, of which $293,500 was recorded as leases expense.

The Company’s approximate future minimum rental payments under all leases existing at June 30, 2020, through January 2025 are as follows:

Year ended June 30,	Amount
2021	$234,300
2022	210,600
2023	198,900
2024	195,900
2025	91,600
Total future minimum payments	$931,300
Less: Imputed interest	94,700

Total Present Value of Operating Lease Liabilities	$836,600